Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforwards	$ 14,517	$ 13,710
Research and development tax credits	1,319	1,319
Capitalized research expenditures	807	648
Other	720	841
Gross deferred tax assets	17,363	16,518
Valuation allowance	(17,363)	(16,518)
Deferred tax assets net of valuation allowance	0	0
Deferred tax liabilities	0	0
Net deferred tax assets	$ 0	$ 0